Condensed Consolidated Statement of Cash Flows - USD ($)		3 Months Ended	9 Months Ended			12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss				$ (27,822,000)	$ (5,028,000)	$ (8,409,000)	$ (3,406,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				392,000	182,000	287,000	0
Stock-based compensation expense				4,942,000	2,470,000	3,295,000	1,942,000
Bad debt allowance				4,000	0	0	0
Inventory allowance				(17,000)	0	0	0
Change in fair value - Convertible Notes				5,067,000	0
Change in fair value of warrant liabilities				10,000	0
Loss on extinguishment				939,000	0
Amortization of debt issuance costs				782,000	0
Changes in assets and liabilities:
Accounts receivable				(85,000)	(207,000)	(11,000)	0
Accounts receivable—related party				306,000	(520,000)	(322,000)	0
Inventory				(370,000)	(185,000)	(243,000)	0
Prepaid assets						1,000	(8,000)
Other assets				115,000	(57,000)	(51,000)	0
Accounts payable				1,673,000	381,000	29,000	147,000
Accrued liabilities						1,095,000	198,000
Accrued liabilities—related party				(833,000)	(342,000)	491,000	8,000
Accrued expenses				5,033,000	(328,000)
Prepaid expenses and other current assets				(977,000)	(13,000)
Prepaid professional fees				(4,439,000)	0
Net cash used in operating activities				(15,280,000)	(3,647,000)	(3,838,000)	(1,119,000)
Cash Flows from Investing Activities:
Purchases of property and equipment				(14,193,000)	(3,723,000)	(3,422,000)	(3,743,000)
Net cash used in investing activities				(14,193,000)	(3,723,000)	(3,422,000)	(3,743,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock						0	4,501,000
Redemption of common stock						(80,000)	0
Proceeds from issuance of debts				26,793,000	536,000	453,000	4,561,000
Repayments of debt				(10,654,000)	(2,865,000)	(2,880,000)	(2,063,000)
Proceeds from financing obligations—related party				3,529,000	7,655,000	7,675,000	0
Payment of debt issuance costs				(1,448,000)	0
Proceeds from issuance of convertible notes				26,000,000	0
Payments of share settlement				0	(11,000)
Net cash provided by financing activities				44,220,000	5,315,000	5,168,000	6,999,000
Net increase in cash				14,747,000	(2,055,000)	(2,092,000)	2,137,000
Cash—beginning of the period				45,000	2,137,000	2,137,000	0
Cash—end of the period		$ 10,376,000	$ 10,376,000	10,376,000		45,000	2,137,000
Cash and cash equivalents and restricted cash at beginning of period				45,000	2,137,000	2,137,000
Cash and cash equivalents and restricted cash at end of period		14,792,000	14,792,000	14,792,000	82,000	45,000	2,137,000
Supplemental disclosures of cash flow information
Cash paid for income taxes						0	0
Cash paid for interest						(49,000)	(41,000)
Non-cash investing and financing activities:
Non-cash purchases of property and equipment						1,541,000	0
Non-cash redemption of common stock						$ 11,000	$ 149,000
Non-cash proceeds from issuance of Convertible Notes for services provided				50,000	0
Non-cash proceeds from issuance of Share Settlement Note				0	80,000
Purchases of property and equipment included in accounts payable and accrued liabilities				3,062,000	$ 0
LEO HOLDINGS III CORP [Member]
Cash Flows from Operating Activities:
Net loss	$ (10,484)	3,469,254	(836,857)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		(4,225,000)	(811,667)
Offering costs associated with issuance of warrants		0	275,622
Net gain from investments held in Trust Account		(6,933)	(13,714)
Changes in assets and liabilities:
Prepaid assets	10,484		(746,931)
Accounts payable—related party			26,176
Accrued expenses			366,547
Net cash used in operating activities	0		(1,740,824)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(275,000,000)
Net cash used in investing activities			(275,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party			111,835
Repayment of note payable to related party			(111,835)
Proceeds received from initial public offering, gross			275,000,000
Proceeds received from private placement			8,000,000
Offering costs paid			(6,070,576)
Net cash provided by financing activities			276,929,424
Net increase in cash	0		188,600
Cash—beginning of the period	0		0
Cash—end of the period	0	$ 188,600	188,600	$ 188,600
Non-cash investing and financing activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000		25,000
Offering costs included in accrued expenses	$ 35,000		85,000
Deferred underwriting commissions			9,625,000
Forfeiture Of Class B Ordinary Shares			$ 2